Capital and reserves - Issued share capital (Details)			12 Months Ended
	May 18, 2022 shares	Nov. 11, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	May 06, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				500,000,000
Authorized share capital				$ 50,000
Par value per share | $ / shares			$ 1	$ 0.0001
Balance at the beginning			$ 1,493
Reclassification to preference shares liabilities			550,248,881	$ (279,832,806)
Amount of reclassification to share premium due to restructuring				$ 17,126,369
Number of shares issue in hold as result of pending statutory procedures | shares				1,543
Balance at the end			$ 13,698	$ 1,493
Number of votes per ordinary share | Vote				1
PHCL [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares			50,000	500,000,000
Authorized share capital			$ 50,000	$ 50,000
Balance at the beginning			1,493
Reclassification to share premium arising from the restructuring				(15,348,379)
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization			$ (1,493)
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization (Shares) | shares			(14,932,033)
Balance at the end			$ 1	$ 1,493
Conversion ratio	2.03
Shares Issued Upon Closing Of The Merger [Member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares outstanding during the period | shares	1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares			500,000,000
Authorized share capital			$ 50,000
Ordinary shares [member] | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning			$ 1,493
Balance at the beginning (in shares) | shares			14,932,033	14,543,817
Shares issued upon conversion of exchange loan notes			$ 1	$ 39
Shares issued upon conversion of exchange loan notes (in shares) | shares			1	388,216
Balance at the end			$ 1	$ 1,493
Balance at the end (in shares) | shares			1	14,932,033
Ordinary shares [member] | PHCL [Member] | Previously Reported [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning				$ 15,349,833
Balance at the end
Ordinary shares [member] | Redesignation Of Authorized Share Capital [Member] | PHCL [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					50,000
Authorized share capital					$ 50,000
Par value per share | $ / shares					$ 1
Series A preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning				$ 2,296,598
Balance at the beginning (in shares) | shares				4,154,726
Reclassification to preference shares liabilities				$ (2,296,598)
Reclassification to preference shares liabilities (in shares) | shares				(4,154,726)
Balance at the end
Balance at the end (in shares) | shares
Series B preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning				$ 5,554,173
Balance at the beginning (in shares) | shares				5,338,405
Reclassification to preference shares liabilities				$ (5,554,173)
Reclassification to preference shares liabilities (in shares) | shares				(5,338,405)
Balance at the end
Balance at the end (in shares) | shares
Series C preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning				$ 30,040,000
Balance at the beginning (in shares) | shares				10,532,116
Reclassification to preference shares liabilities				$ (30,040,000)
Reclassification to preference shares liabilities (in shares) | shares				(10,532,116)
Balance at the end
Balance at the end (in shares) | shares
Oxsed Limited [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued upon conversion of exchange loan notes		$ 1,778,029
Shares issued upon conversion of exchange loan notes (in shares) | shares		388,216